Average Annual Total Returns	Prospectus #1 Calvert Global Equity Fund MSCI World Index One Year	Prospectus #1 Calvert Global Equity Fund MSCI World Index Five Years	Prospectus #1 Calvert Global Equity Fund MSCI World Index Life of Fund	Prospectus #1 Calvert Global Equity Fund Class A One Year	Prospectus #1 Calvert Global Equity Fund Class A Five Years	Prospectus #1 Calvert Global Equity Fund Class A Life of Fund	Prospectus #1 Calvert Global Equity Fund Class A Inception Date	Prospectus #1 Calvert Global Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Equity Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Calvert Global Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Equity Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Calvert Global Equity Fund Class I One Year	Prospectus #1 Calvert Global Equity Fund Class I Five Years	Prospectus #1 Calvert Global Equity Fund Class I Life of Fund	Prospectus #1 Calvert Global Equity Fund Class I Inception Date	Prospectus #1 Calvert Global Small-Cap Equity Fund MSCI World Small Cap Index One Year	Prospectus #1 Calvert Global Small-Cap Equity Fund MSCI World Small Cap Index Five Years	Prospectus #1 Calvert Global Small-Cap Equity Fund MSCI World Small Cap Index Ten Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A One Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A Five Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A Ten Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C One Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C Five Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C Ten Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I One Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I Five Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I Ten Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Morningstar® LSTA® Leveraged Loan Index One Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Morningstar® LSTA® Leveraged Loan Index Five Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Morningstar® LSTA® Leveraged Loan Index Life of Fund	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A One Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A Five Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A Life of Fund	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A Inception Date	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I One Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I Five Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I Life of Fund	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 One Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 Five Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 Life of Fund
Total	23.79%	12.80%	10.33%	15.79%	12.01%	8.75%	Dec. 14, 2021	15.25%	11.37%	7.99%	9.67%	9.64%	6.98%	22.40%	13.27%	9.51%	Dec. 17, 2015	15.76%	9.76%	6.78%	8.18%	7.87%	5.55%	8.02%	6.76%	3.70%	4.96%	6.26%	4.04%	12.33%	8.24%	5.33%	14.50%	9.34%	6.40%	13.32%	5.79%	4.85%	9.78%	3.84%	2.87%	Oct. 10, 2017	5.93%	1.58%	0.76%	5.67%	1.94%	1.25%	13.75%	4.76%	3.65%	13.74%	4.78%	3.65%